Franklin Managed Trust
Statement of Investments (unaudited), June 30, 2020
Franklin Rising Dividends Fund
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a
Common Stocks 98.0%
Aerospace & Defense 3.5%
General Dynamics Corp. ................................ United States 2,109,990 $ 315,359,106
Raytheon Technologies Corp. ............................ United States 6,547,128 403,434,027
718,793,133
Air Freight & Logistics 1.3%
United Parcel Service, Inc., B ............................ United States 2,415,100 268,510,818
Beverages 1.8%
PepsiCo, Inc. ........................................ United States 2,805,277 371,025,936
Biotechnology 1.0%
AbbVie, Inc. ......................................... United States 1,993,300 195,702,194
Building Products 1.2%
Johnson Controls International plc ......................... United States 7,463,249 254,795,321
Capital Markets 0.5%
Nasdaq, Inc. ......................................... United States 534,350 63,838,794
State Street Corp. ..................................... United States 469,000 29,804,950
93,643,744
Chemicals 11.1%
Air Products and Chemicals, Inc. .......................... United States 3,010,458 726,905,189
Albemarle Corp. ...................................... United States 5,202,700 401,700,467
Ecolab, Inc. .......................................... United States 1,911,172 380,227,669
Linde plc ............................................ United Kingdom 3,587,535 760,952,049
2,269,785,374
Commercial Services & Supplies 1.8%
Cintas Corp. ......................................... United States 1,272,800 339,023,008
a
Matthews International Corp., A ........................... United States 1,992,011 38,047,410
377,070,418
Electrical Equipment 0.5%
nVent Electric plc ..................................... United States 5,225,168 97,867,397
Food & Staples Retailing 1.6%
Walmart, Inc. ........................................ United States 2,684,064 321,497,186
Food Products 1.8%
McCormick & Co., Inc. ................................. United States 2,020,600 362,515,846
Health Care Equipment & Supplies 14.6%
Abbott Laboratories .................................... United States 4,100,700 374,927,001
Becton Dickinson and Co. ............................... United States 2,703,156 646,784,136
DENTSPLY SIRONA, Inc. ............................... United States 1,755,000 77,325,300
Medtronic plc ........................................ United States 5,874,600 538,700,820
Stryker Corp. ........................................ United States 3,855,718 694,761,827
West Pharmaceutical Services, Inc. ........................ United States 2,798,300 635,689,811
2,968,188,895
Health Care Providers & Services 2.0%
CVS Health Corp. ..................................... United States 2,323,100 150,931,807
UnitedHealth Group, Inc. ................................ United States 850,200 250,766,490
401,698,297
Hotels, Restaurants & Leisure 1.7%
McDonald's Corp. ..................................... United States 1,886,154 347,938,828
Household Products 3.1%
Colgate-Palmolive Co. ................................. United States 3,791,910 277,795,327

Franklin Managed Trust
Statement of Investments (unaudited)
Franklin Rising Dividends Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country Shares
a
Value
a
Common Stocks
(continued)
Household Products (continued)
Procter & Gamble Co. (The) ............................. United States 3,057,688 $ 365,607,754
643,403,081
Industrial Conglomerates 8.8%
Carlisle Cos., Inc. ..................................... United States 770,429 92,197,238
Honeywell International, Inc. ............................. United States 3,721,700 538,120,603
Roper Technologies, Inc. ................................ United States 2,971,302 1,153,637,715
1,783,955,556
Insurance 1.5%
Aflac, Inc. ........................................... United States 3,068,820 110,569,584
Erie Indemnity Co., A ................................... United States 1,019,322 195,607,892
306,177,476
IT Services 6.0%
Accenture plc, A ...................................... United States 3,779,800 811,598,656
Visa, Inc., A .......................................... United States 2,127,900 411,046,443
1,222,645,099
Machinery 3.4%
Donaldson Co., Inc. ................................... United States 2,851,704 132,661,270
Dover Corp. ......................................... United States 3,040,000 293,542,400
Otis Worldwide Corp. .................................. United States 1,555,268 88,432,539
Pentair plc .......................................... United States 4,647,868 176,572,505
691,208,714
Multiline Retail 2.0%
Target Corp. ......................................... United States 3,346,391 401,332,673
Oil, Gas & Consumable Fuels 2.0%
Chevron Corp. ....................................... United States 2,351,100 209,788,653
EOG Resources, Inc. .................................. United States 1,846,000 93,518,360
Exxon Mobil Corp. ..................................... United States 2,291,300 102,466,936
405,773,949
Pharmaceuticals 3.3%
Johnson & Johnson ................................... United States 2,970,700 417,769,541
Perrigo Co. plc ....................................... United States 1,659,200 91,703,984
Pfizer, Inc. ........................................... United States 5,149,500 168,388,650
677,862,175
Road & Rail 1.2%
Norfolk Southern Corp. ................................. United States 1,368,853 240,329,521
Semiconductors & Semiconductor Equipment 6.4%
Analog Devices, Inc. ................................... United States 5,291,119 648,902,834
Texas Instruments, Inc. ................................. United States 5,114,100 649,337,277
1,298,240,111
Software 9.2%
Microsoft Corp. ....................................... United States 9,258,600 1,884,217,686
Specialty Retail 3.6%
Lowe's Cos., Inc. ...................................... United States 2,815,300 380,403,336
Ross Stores, Inc. ..................................... United States 4,099,750 349,462,690
729,866,026
Textiles, Apparel & Luxury Goods 2.2%
NIKE, Inc., B ......................................... United States 4,492,000 440,440,600

Franklin Managed Trust
Statement of Investments (unaudited)
Franklin Rising Dividends Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a
Common Stocks
(continued)
Trading Companies & Distributors 0.9%
WW Grainger, Inc. ..................................... United States 575,400 $ 180,767,664
Total Common Stocks (Cost $9,803,320,847) ....................................
19,955,253,718
Short Term Investments 2.0%
a a
Country Shares
a
Value
a
Money Market Funds 2.0%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 415,884,964 415,884,964
Total Money Market Funds (Cost $415,884,964) .................................
415,884,964
Total Short Term Investments (Cost $415,884,964 ) ...............................
415,884,964
a
Total Investments (Cost $10,219,205,811) 100.0% ................................
$20,371,138,682
Other Assets, less Liabilities (0.0)%
†
...........................................
(7,128,320)
Net Assets 100.0% ...........................................................
$20,364,010,362
†
Rounds to less than 0.1% of net assets.
a
See Note 4 regarding holdings of 5% voting securities.
b
See Note 5 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Managed Trust
Notes to Statement of Investments (unaudited)

1. Organization
Franklin Managed Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Rising Dividends Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

Franklin Managed Trust
Notes to Statement of Investments (unaudited)

3. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
4. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended June 30, 2020, investments in “affiliated companies” were as follows:
5. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended June 30, 2020, the Fund held investments in affiliated management investment companies as follows:
6. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Rising Dividends Fund
Non-Controlled Affiliates
Dividends
Albemarle Corp. ........... $509,509,647 $— $(171,306,163) $ 22,026,435 $ —
a
$ —
a
—
a
$ 7,161,573
Matthews International Corp., A . $89,852,060 $— $(11,857,023) (10,537,275) (29,410,352) 38,047,410 1,992,011 1,592,206
Total Affiliated Securities (Value
is 0.2% of Net Assets) ...... $599,361,707 $— $(183,163,186) 11,489,160 (29,410,352) $38,047,410 $8,753,779
a
As of June 30, 2020, no longer an affiliate.
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Franklin Rising Dividends Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $250,577,007 $1,440,414,049 $(1,275,106,092) $ — $ — $ 415,884,964 415,884,964 $ 1,691,061
Total Affiliated Securities .... $250,577,007 $1,440,414,049 $(1,275,106,092) $— $— $415,884,964 $1,691,061

Franklin Managed Trust
Notes to Statement of Investments (unaudited)

Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At June 30, 2020, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs.
For detailed categories, see the accompanying Statement of Investments.
7. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
6. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.